Business Combinations - Acquisition of Canom (Details) - Cancom Ltd. € in Millions	Jul. 29, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration	€ 398
Adjustments of debt and cash	(127)
Consideration (share purchase price)	271
Intangible assets	108
Property, plant and equipment	15
Rights of use	8
Other non-current assets	6
Other current assets	45
Deferred tax assets	2
Cash and cash equivalents	19
Deferred tax liabilities	(27)
Other non-current liabilities	(140)
Other current liabilities	(49)
Fair value of net assets	(13)
Goodwill (Note 7)	284
Customer base
Disclosure of detailed information about business combination [line items]
Intangible assets	107
Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 1